Accounts receivable	12 Months Ended
Dec. 31, 2023
Accounts Receivable [Abstract]
Accounts receivable
9.
Accounts receivable

	December 31, 2022	December 31, 2023
	NT$000	NT$000
Accounts receivable	4,384,232	5,328,835
Less: Loss allowance	(2,669)	(2,454)
	4,381,563	5,326,381

a)
The Group’s credit term granted to customers is 30~90 days. Receivables do not bear interest. The loss allowance is determined based on the credit quality of customers. Information relating to credit risk is provided in Note 41 a).
b)
The aging analysis of accounts receivable based on past due date are as follows:

	December 31, 2022	December 31, 2023
	NT$000	NT$000
Current	4,357,073	5,326,523
Within 1 month	27,159	2,089
1-2 months	—	223
	4,384,232	5,328,835

c)
As of December 31, 2022 and 2023, accounts receivable were all from contracts with customers. And as of January 1, 2022, the balance of accounts receivable from contracts with customers was NT$6,344,246 thousand.
d)
Without taking into account of any collateral held or other credit enhancements, the amount that best reflects the Group’s maximum exposure to credit risk in respect of the accounts receivable is the carrying amount at the end of each reporting period.
e)
No accounts receivable of the Group were pledged to others.